Performance Management - Hartford Alpha Capture Growth ETF	May 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE.
Performance Narrative [Text Block]	Because the Fund has not yet commenced operations, no performance history has been provided. Performance information will be available at hartfordfunds.com. Keep in mind that past performance does not indicate future results.
Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance does not indicate future results.
Performance One Year or Less [Text]	 Because the Fund has not yet commenced operations, no performance history has been provided.
Performance Availability Website Address [Text]	hartfordfunds.com